SIGNIFICANT ACCOUNTING POLICIES - Schedule of property plant and equipment estimated useful lives and residual rate (Detail)	12 Months Ended
Dec. 31, 2022
Computers and equipment | Minimum
Property plant and equipment net
Property, plant and equipment, Estimated useful lives	2 years
Property, plant and equipment, Residual rate	0.00%
Computers and equipment | Maximum
Property plant and equipment net
Property, plant and equipment, Estimated useful lives	10 years
Property, plant and equipment, Residual rate	5.00%
Vehicle
Property plant and equipment net
Property, plant and equipment, Estimated useful lives	4 years
Property, plant and equipment, Residual rate	5.00%